Guarantor Information - Guarantor Condensed Consolidating Balance Sheet Information (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and cash equivalents	$ 258.0	$ 166.8	$ 166.5	$ 200.3
Receivables, net of allowance for doubtful accounts	355.3	419.2
Inventories	280.9	298.0
Prepaid expenses and other	58.9	89.0
Deferred income taxes		28.0
Current assets of discontinued operations	36.9	104.2
Total current assets	990.0	1,105.2
Property, plant and equipment, net	1,556.5	1,562.4
Goodwill	852.1	1,741.0
Customer relationships, net	950.3	1,024.5
Other intangible assets, net	63.4	68.1
Non-current assets of discontinued operations	62.0	107.4
Other assets, net	65.1	47.4
Total assets	4,539.4	5,656.0	5,857.1
Liabilities and Equity:
Current portion of long-term debt	2.5	2.8
Accounts payable	244.8	261.3
Interest payable	15.4	15.2
Income taxes payable	2.2	3.1
Accrued compensation	41.0	30.7
Other accrued liabilities	94.7	129.4
Current liabilities of discontinued operations	15.5	41.6
Total current liabilities	416.1	484.1
Long-term debt, excluding the current portion of long-term debt	1,364.5	1,309.5
Lease financing obligation	44.0	53.0
Deferred income taxes	683.0	767.5
Pension and other post-retirement benefits	202.8	250.5
Non-current liabilities of discontinued operations	35.6	45.3
Other non-current liabilities	140.3	157.1
Total liabilities	2,886.3	3,067.0
Equity:
Total Axiall stockholders' equity	1,578.3	2,481.1
Noncontrolling interest	74.8	107.9
Total equity	1,653.1	2,589.0	2,728.3	603.5
Total liabilities and equity	4,539.4	5,656.0
Eliminations [Member]
Assets:
Receivables, net of allowance for doubtful accounts	(97.5)	(261.1)
Prepaid expenses and other	(0.4)
Total current assets	(97.9)	(261.1)
Long-term receivables-affiliates	(900.0)	(1,292.9)
Investment in subsidiaries	(1,708.8)	(1,973.2)
Total assets	(2,706.7)	(3,527.2)
Liabilities and Equity:
Accounts payable	(97.5)	(261.1)
Income taxes payable	(0.4)
Total current liabilities	(97.9)	(261.1)
Long-term payables-affiliates	(900.0)	(1,292.9)
Other non-current liabilities	(7.3)	(77.1)
Total liabilities	(1,005.2)	(1,631.1)
Equity:
Total Axiall stockholders' equity	(1,701.5)	(1,896.1)
Total equity	(1,701.5)	(1,896.1)
Total liabilities and equity	(2,706.7)	(3,527.2)
Parent Company [Member] | Reportable Legal Entities [Member]
Assets:
Cash and cash equivalents	0.3
Receivables, net of allowance for doubtful accounts	27.1	162.8
Prepaid expenses and other	0.7	0.1
Deferred income taxes		3.1
Total current assets	28.1	166.0
Property, plant and equipment, net	11.0	12.0
Long-term receivables-affiliates	900.0	1,292.9
Other assets, net	5.6	10.4
Investment in subsidiaries	1,235.5	1,682.7
Total assets	2,180.2	3,164.0
Liabilities and Equity:
Accounts payable	84.3	97.2
Interest payable	3.2	3.0
Accrued compensation	9.5
Other accrued liabilities	13.6	14.3
Total current liabilities	110.6	114.5
Long-term debt, excluding the current portion of long-term debt	444.2	443.4
Deferred income taxes	18.0	10.0
Pension and other post-retirement benefits	3.6	4.4
Other non-current liabilities	25.5	110.6
Total liabilities	601.9	682.9
Equity:
Total Axiall stockholders' equity	1,578.3	2,481.1
Total equity	1,578.3	2,481.1
Total liabilities and equity	2,180.2	3,164.0
Eagle Spinco Inc [Member] | Reportable Legal Entities [Member]
Assets:
Receivables, net of allowance for doubtful accounts	5.5
Total current assets	5.5
Other assets, net	1.7	0.7
Investment in subsidiaries	1,833.3	2,831.2
Total assets	1,840.5	2,831.9
Liabilities and Equity:
Current portion of long-term debt		2.8
Accounts payable	27.0	178.6
Interest payable	12.2	12.2
Total current liabilities	39.2	193.6
Long-term debt, excluding the current portion of long-term debt	678.4	866.1
Long-term payables-affiliates	900.0	900.0
Total liabilities	1,617.6	1,959.7
Equity:
Total Axiall stockholders' equity	222.9	872.2
Total equity	222.9	872.2
Total liabilities and equity	1,840.5	2,831.9
Guarantor Subsidiaries Excluding Eagle Spinco Inc [Member] | Reportable Legal Entities [Member]
Assets:
Cash and cash equivalents	159.4	78.2	76.9	131.4
Receivables, net of allowance for doubtful accounts	377.4	470.1
Inventories	217.7	216.4
Prepaid expenses and other	55.9	82.8
Deferred income taxes		24.9
Current assets of discontinued operations	19.3	80.4
Total current assets	829.7	952.8
Property, plant and equipment, net	1,357.9	1,318.4
Goodwill	707.8	1,493.7
Customer relationships, net	823.1	877.9
Other intangible assets, net	63.1	67.8
Non-current assets of discontinued operations	18.4	49.3
Other assets, net	56.1	31.6
Investment in subsidiaries	473.3	290.5
Total assets	4,329.4	5,082.0
Liabilities and Equity:
Current portion of long-term debt	2.5
Accounts payable	211.9	217.9
Income taxes payable	0.4	0.9
Accrued compensation	23.7	24.5
Other accrued liabilities	48.2	88.7
Current liabilities of discontinued operations	9.3	34.2
Total current liabilities	296.0	366.2
Long-term debt, excluding the current portion of long-term debt	241.9
Deferred income taxes	636.2	720.4
Pension and other post-retirement benefits	189.9	235.7
Non-current liabilities of discontinued operations		3.8
Other non-current liabilities	113.2	114.9
Total liabilities	1,477.2	1,441.0
Equity:
Total Axiall stockholders' equity	2,852.2	3,641.0
Total equity	2,852.2	3,641.0
Total liabilities and equity	4,329.4	5,082.0
Guarantor Subsidiaries Including Eagle Spinco Inc [Member] | Reportable Legal Entities [Member]
Assets:
Cash and cash equivalents	159.4	78.2	76.9	131.4
Receivables, net of allowance for doubtful accounts	377.4	454.3
Inventories	217.7	216.4
Prepaid expenses and other	55.9	82.8
Deferred income taxes		24.9
Current assets of discontinued operations	19.3	80.4
Total current assets	829.7	937.0
Property, plant and equipment, net	1,357.9	1,318.4
Goodwill	707.8	1,493.7
Customer relationships, net	823.1	877.9
Other intangible assets, net	63.1	67.8
Non-current assets of discontinued operations	18.4	49.3
Other assets, net	56.1	31.6
Investment in subsidiaries	473.3	290.5
Total assets	4,329.4	5,066.2
Liabilities and Equity:
Current portion of long-term debt	2.5	2.8
Accounts payable	233.3	380.6
Interest payable	12.2	12.2
Income taxes payable	0.4	0.9
Accrued compensation	23.7	24.5
Other accrued liabilities	48.2	88.7
Current liabilities of discontinued operations	9.3	34.2
Total current liabilities	329.6	543.9
Long-term debt, excluding the current portion of long-term debt	920.3	866.1
Long-term payables-affiliates	900.0	900.0
Deferred income taxes	634.5	719.8
Pension and other post-retirement benefits	189.9	235.7
Non-current liabilities of discontinued operations		3.8
Other non-current liabilities	113.2	114.9
Total liabilities	3,087.5	3,384.2
Equity:
Total Axiall stockholders' equity	1,241.9	1,682.0
Total equity	1,241.9	1,682.0
Total liabilities and equity	4,329.4	5,066.2
Non-Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Assets:
Cash and cash equivalents	98.3	88.6	$ 89.6	$ 68.9
Receivables, net of allowance for doubtful accounts	48.3	63.2
Inventories	63.2	81.6
Prepaid expenses and other	2.7	6.1
Current assets of discontinued operations	17.6	23.8
Total current assets	230.1	263.3
Property, plant and equipment, net	187.6	232.0
Goodwill	144.3	247.3
Customer relationships, net	127.2	146.6
Other intangible assets, net	0.3	0.3
Non-current assets of discontinued operations	43.6	58.1
Other assets, net	3.4	5.4
Total assets	736.5	953.0
Liabilities and Equity:
Accounts payable	24.7	44.6
Income taxes payable	2.2	2.2
Accrued compensation	7.8	6.2
Other accrued liabilities	32.9	26.4
Current liabilities of discontinued operations	6.2	7.4
Total current liabilities	73.8	86.8
Long-term payables-affiliates		392.9
Lease financing obligation	44.0	53.0
Deferred income taxes	30.5	37.7
Pension and other post-retirement benefits	9.3	10.4
Non-current liabilities of discontinued operations	35.6	41.5
Other non-current liabilities	8.9	8.7
Total liabilities	202.1	631.0
Equity:
Total Axiall stockholders' equity	459.6	214.1
Noncontrolling interest	74.8	107.9
Total equity	534.4	322.0
Total liabilities and equity	$ 736.5	$ 953.0